Note 6 - Accrued Expenses and Other Current Liabilities (10Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Other Current Liabilities [Table Text Block]
	March 31, 2023	December 31, 2022
Accrued payroll and payroll related expenses	$302,085	$131,777
Accrued professional fees	734,371	552,785
Accrued clinical studies expenses	16,745	475,141
Other	101,274	129,851
Total	$1,154,475	$1,289,554

	December 31,
	2022	2021
Accrued payroll and payroll related expenses	$131,777	$879,971
Accrued professional fees	552,785	247,704
Accrued clinical studies expenses	475,141	786,579
Other	129,851	65,935
Total	$1,289,554	$1,980,189